32. RELATED PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 20, 2019
Disclosure of transactions between related parties [line items]
Current assets		R$ 10,138	R$ 27,796
Non-current assets		39,788	32,059
Current liabilities		7,913	23,394
Non-current liabilities		26,122	20,522
Jointly-Controlled Entity [Member] | Lightger [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]	(21)	(21)	(19)
Current liabilities	[1]	2
Jointly-Controlled Entity [Member] | Hidreletrica Pipoca [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]	(19)	(19)	(15)
Current liabilities	[1]	1	1
Jointly-Controlled Entity [Member] | Cia. Transirape de Transmissao [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]			(10)
Current liabilities	[1]
Jointly-Controlled Entity [Member] | Cia. Transirape de Transmissao [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	[2]			1
Expenses	[2]
Jointly-Controlled Entity [Member] | Renova [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]	4
Expenses	[1]		(81)	(179)
Current liabilities	[1]		1
Jointly-Controlled Entity [Member] | Renova [Member] | Non Current [Member] | Reimbursement For Cessation Of Power Purchase Agreement [Member]
Disclosure of transactions between related parties [line items]
Revenue				10
Non-current assets
Expenses
Non-current liabilities
Jointly-Controlled Entity [Member] | Renova [Member] | Non Current [Member] | Reimbursement For Suspension Of Supply Of Power [Member]
Disclosure of transactions between related parties [line items]
Revenue				52
Non-current assets
Expenses
Non-current liabilities
Jointly-Controlled Entity [Member] | Renova [Member] | Non Current [Member] | Advance For Future Power Supply [Member]
Disclosure of transactions between related parties [line items]
Revenue	[3]			7
Non-current assets	[3]
Expenses	[3]
Current liabilities	[3]
Jointly-Controlled Entity [Member] | Renova [Member] | Non Current [Member] | Accounts Receivable - AFAC [Member]
Disclosure of transactions between related parties [line items]
Revenue	[4]	94	106	37
Non-current assets	[4]		594
Expenses	[4]	(688)
Non-current liabilities	[4]
Jointly-Controlled Entity [Member] | Renova [Member] | Non Current [Member] | Loans From Related Parties [Member
Disclosure of transactions between related parties [line items]
Current assets	[5]	17
Revenue	[5]
Expenses	[5]
Current liabilities	[5]	6
Jointly-Controlled Entity [Member] | Retiro Baixo [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]	5	4
Expenses	[1]	(5)	(5)	(6)
Current liabilities	[1]
Jointly-Controlled Entity [Member] | Transudeste [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Revenue	[1]
Expenses	[1]			(2)
Jointly-Controlled Entity [Member] | Transudeste [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	[2]			1
Expenses	[2]
Jointly-Controlled Entity [Member] | Transleste [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Revenue	[1]
Expenses	[1]			(3)
Jointly-Controlled Entity [Member] | Transleste [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	[2]			1
Expenses	[2]
Jointly-Controlled Entity [Member] | Baguari Energia [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]	(8)	(11)	(7)
Current liabilities	[1]	1	1
Jointly-Controlled Entity [Member] | Baguari Energia [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Current assets	[2]
Revenue	[2]	1	1	1
Expenses	[2]
Current liabilities	[2]
Jointly-Controlled Entity [Member] | TAESA [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]	(96)	(109)	(127)
Current liabilities	[1]	9	8
Jointly-Controlled Entity [Member] | TAESA [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	[2]		1
Expenses	[2]
Jointly-Controlled Entity [Member] | TAESA [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	[2]	1		1
Expenses	[2]
Jointly-Controlled Entity [Member] | Madeira Energia (Santo Antonio plant) [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]	6	6
Revenue	[1]	68	70	70
Expenses	[1]	(730)	(778)	(686)
Current liabilities	[1]	64	58
Jointly-Controlled Entity [Member] | Madeira Energia (Santo Antonio plant) [Member] | Current [Member] | Reimbursement For Decontracted Supply [Member]
Disclosure of transactions between related parties [line items]
Current assets	[6]	4	42
Revenue	[6]	4	2	2
Expenses	[6]
Current liabilities	[6]
Jointly-Controlled Entity [Member] | Madeira Energia (Santo Antonio plant) [Member] | Current [Member] | Advance Against Future Electricity Supply [Member]
Disclosure of transactions between related parties [line items]
Current assets	[7]		7
Revenue	[7]		9	9
Non-current assets	[7]
Expenses	[7]
Current liabilities	[7]
Jointly-Controlled Entity [Member] | Madeira Energia (Santo Antonio plant) [Member] | Non Current [Member] | Reimbursement For Decontracted Supply [Member]
Disclosure of transactions between related parties [line items]
Revenue	[6]
Non-current assets	[6]		4
Expenses	[6]
Non-current liabilities	[6]
Jointly-Controlled Entity [Member] | Light [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]	98	60	54
Expenses	[1]	(9)	(1)	(1)
Current liabilities	[1]	1	1
Jointly-Controlled Entity [Member] | Light [Member] | Current [Member] | Interest On Equity and Dividends [Member]
Disclosure of transactions between related parties [line items]
Current assets		73	10
Revenue
Expenses
Current liabilities
Jointly-Controlled Entity [Member] | Alianca Geracao [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]	40	35	34
Expenses	[1]	(166)	(165)	(147)
Current liabilities	[1]	14	13
Jointly-Controlled Entity [Member] | Alianca Geracao [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Current assets	[2]	1	2
Revenue	[2]	7	12	12
Non-current assets	[2]
Expenses	[2]
Current liabilities	[2]
Jointly-Controlled Entity [Member] | Alianca Geracao [Member] | Current [Member] | Interest On Equity and Dividends [Member]
Disclosure of transactions between related parties [line items]
Current assets		103	91
Revenue
Expenses
Current liabilities
Jointly-Controlled Entity [Member] | Alianca Geracao [Member] | Current [Member] | Contingency [Member]
Disclosure of transactions between related parties [line items]
Current assets	[8]
Revenue	[8]
Expenses	[8]	(32)
Current liabilities	[8]	32
Jointly-Controlled Entity [Member] | Norte Energia [member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]	22	16	16
Expenses	[1]	(228)	(202)	(122)
Current liabilities	[1]	24	23
Jointly-Controlled Entity [Member] | Empresa Amazonense de Transmissao de Energia EATE [Member] | Current [Member] | Transactions With Energy [Member]
Disclosure of transactions between related parties [line items]
Current assets	[1]
Revenue	[1]
Expenses	[1]			(26)
Current liabilities	[1]
Jointly-Controlled Entity [Member] | Hidreletrica cachoeirao [member] | Current [Member] | Interest On Equity and Dividends [Member]
Disclosure of transactions between related parties [line items]
Current assets		3	2
Revenue
Expenses
Current liabilities
Jointly-Controlled Entity [Member] | Axxiom [Member] | Current [Member] | Provision Of Services [Member]
Disclosure of transactions between related parties [line items]
Current assets	[9]
Revenue	[9]
Expenses	[9]
Current liabilities	[9]	3
Jointly-Controlled Entity [Member] | Hidreletrica Itaocara [Member] | Current [Member] | Adjustment For Losses [Member]
Disclosure of transactions between related parties [line items]
Current assets	[10]
Revenue	[10]
Expenses	[10]
Current liabilities	[10]	22
Jointly-Controlled Entity [Member] | Centroeste [Member] | Current [Member] | Interest On Equity and Dividends [Member]
Disclosure of transactions between related parties [line items]
Current assets		1	1
Revenue
Expenses
Current liabilities
Other Related Parties [Member] | Forluz [Member] | Current [Member] | Post-Employment Obligations [Member]
Disclosure of transactions between related parties [line items]
Current assets	[11]
Revenue	[11]
Expenses	[11]	(197)	(192)	(174)
Current liabilities	[11]	145	123
Other Related Parties [Member] | Forluz [Member] | Current [Member] | Supplementary Pension Contributions [Member]
Disclosure of transactions between related parties [line items]
Revenue	[12]
Expenses	[12]	(78)	(78)	(84)
Other Related Parties [Member] | Forluz [Member] | Current [Member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Current assets	[13]	179
Revenue	[13]
Expenses	[13]	(55)	(46)	(55)
Current liabilities	[13]	35	2
Other Related Parties [Member] | Forluz [Member] | Current [Member] | Administrative Running Costs [Member]
Disclosure of transactions between related parties [line items]
Revenue	[14]
Expenses	[14]	(30)	(28)	(26)
Other Related Parties [Member] | Forluz [Member] | Non Current [Member] | Post-Employment Obligations [Member]
Disclosure of transactions between related parties [line items]
Current assets	[11]
Non-current liabilities	[11]	2,827	2,046
Other Related Parties [Member] | Cemig Saude [Member] | Current [Member] | Health and Dental Plans [Member]
Disclosure of transactions between related parties [line items]
Current assets	[15]
Revenue	[15]		(227)
Expenses	[15]		(186)	(193)
Current liabilities	[15]	141	120
Other Related Parties [Member] | Cemig Saude [Member] | Non Current [Member] | Health and Dental Plans [Member]
Disclosure of transactions between related parties [line items]
Non-current assets	[15]
Non-current liabilities	[15]	3,022	2,271
Other Related Parties [Member] | FIC Pampulha [Member] | Current [Member] | Securities [member]
Disclosure of transactions between related parties [line items]
Revenue			1,106	9
Expenses
Other Related Parties [Member] | FIC Pampulha [Member] | Current [Member] | Marketable Securities [Member]
Disclosure of transactions between related parties [line items]
Current assets		743	727
Revenue		8
Expenses
Current liabilities
Other Related Parties [Member] | FIC Pampulha [Member] | Current [Member] | Cash and Cash Equivalents [Member]
Disclosure of transactions between related parties [line items]
Current assets		36	274
Current liabilities
Other Related Parties [Member] | FIC Pampulha [Member] | Current [Member] | (-) Marketable Securities Issued By Subsidiary Companies [Member]
Disclosure of transactions between related parties [line items]
Current assets		(3)	(24)
Current liabilities
Other Related Parties [Member] | FIC Pampulha [Member] | Non Current [Member] | Marketable Securities [Member]
Disclosure of transactions between related parties [line items]
Non-current assets		2	101
Non-current liabilities
Parent [Member] | MINAS GERAIS STATE GOVT [Member] | Current [Member] | Receivables from Customers and Traders [Member]
Disclosure of transactions between related parties [line items]
Current assets	[16]	346	245
Revenue	[16]	166	163	163
Expenses	[16]
Current liabilities	[16]
Parent [Member] | MINAS GERAIS STATE GOVT [Member] | Current [Member] | ICMS Tax - Early Payment [Member]
Disclosure of transactions between related parties [line items]
Current assets	[17]
Revenue	[17]		11	12
Expenses	[17]
Current liabilities	[17]
Parent [Member] | MINAS GERAIS STATE GOVT [Member] | Current [Member] | Accounts Receivable - AFAC [Member]
Disclosure of transactions between related parties [line items]
Current assets	[18]	115	246
Revenue	[18]	17	18	18
Expenses	[18]
Current liabilities	[18]

[1]	The transactions in sale and purchase of energy between generators and distributors take place through auctions in the Regulated Market, and are organized by the federal government. In the Free Market, transactions are made through auctions or through direct contracting, under the applicable legislation. Transactions for transport of energy, on the other hand, are carried out by transmission companies and arise from the centralized operation of the National Grid, executed by the National System Operator (ONS).
[2]	Refers to a contract to provide plant operation and maintenance services.
[3]	Refers to advance payments for energy supply made in 2019 to Norte Energia, established by auction and by contract registered with the CCEE (Power Trading Chamber). In full-year 2020 Norte Energia S.A. will deliver contracted supply in the amount of R$40. There is no financial updating of the contract.
[4]	As mentioned in Note 18, in June 2019, due to the uncertainties related to continuity of Renova, an estimated loss on realization of the receivables was recorded for the full value of the balance in the amount of R$688.
[5]	On November 25 and December 27, 2019, DIP loan contracts under court-supervised reorganization proceedings, referred to as 'DIP' and 'DIP 2', were entered into between the Company and Renova Energia S.A., in the amounts of R$10 and R$6.5, respectively. The contracts specify interest equal to 100% of the accumulated variation in the DI rate, plus an annual spread, applied pro rata die (on 252-business-days basis), of 1.083% for the DIP contract and 2.5% for the DIP2 contract, up to the date of respective full payment. The proceeds of this loan were allocated to the investee's minimum cash needs. The contracts specify a guarantee, given by the investee and its guarantor, through surety and a fiduciary assignment on the shares of the special-purpose company Mina de Ouro, which represents 120% of the principal value of the loan, according to an independent valuation.
[6]	Refers to reimbursement due to termination of contract related to change of the "power purchase agreements" (CCEARs) between Santo Antonio Energia S.A., a subsidiary of Madeira Energia, and Cemig Distribuicao - totaling R$ 84, to be settled in 24 monthly installments, with inflation adjustment by the Selic rate and maturities up to January 2020. The outstanding amount at December 31, 2019 was R$4.
[7]	In 2017, payments of R$70 were made to Santo Antonio Energia, subsidiary of Madeira Energia: R$52 was advanced by Cemig GT; R$ 12 by Sa Carvalho; and R$ 6 by Rosal. The last installment was paid in January 2019.
[8]	This refers to the aggregate amounts of legal actions realized and legal actions provisioned arising from the agreement made between Alianca Geracao, Vale S.A. and Cemig. The action is provisioned in the amount of R$98, of which Cemig's portion is R$32.
[9]	This refers to a contract for development of management software between Cemig D and Axxiom Solucoes Tecnologicas S.A., instituted in Aneel Dispatch 2657/2017;
[10]	A liability was recognized corresponding to the Company's interest in the share capital of Hidreletrica Itaocara, due to its negative equity (see Note 18).
[11]	The contracts of Forluz are updated by the Expanded Customer Price Index (Indice Nacional de Precos ao Consumidor Amplo, or IPCA) calculated by the Brazilian Geography and Statistics Institute (IBGE) plus interest of 6% p.a. and will be amortized up to the business year of 2031 (see Note 26).
[12]	The Company's contributions to the pension fund for the employees participating in the Mixed Plan, and calculated on the monthly remuneration, in accordance with the regulations of the Fund.
[13]	Rental of the Company's administrative head offices, in effect until November 2020 (able to be extended every five years, up to 2035) and August 2024 (able to be extended every five years, up to 2034), with annual inflation adjustment by the IPCA index and price reviewed every 60 months. Aiming at costs reduction, in November 2019, Cemig returned the Aureliano Chaves building to Forluz.
[14]	Funds for annual current administrative costs of the Pension Fund in accordance with the specific legislation of the sector. The amounts are estimated as a percentage of the Company's payroll.
[15]	Post-employment obligations relating to the employees' health and dental plan (see Note 26).
[16]	Refers to sale of energy supply to the Minas Gerais State government. The price of the supply is set by the regulator (Aneel) through a Resolution relating to the annual tariff adjustment of Cemig D. In 2017 the government of Minas Gerais State signed a debt recognition agreement with Cemig D for payment of debits relating to the supply of power due and unpaid, in the amount of R$ 113, up to November 2019. Twenty installments were unpaid at December 31, 2019. These receivables have guarantee in the form of Cemig's right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State's equity interest in the Company), for as long as any payments are overdue or in default. The amount of the Public Lighting Contribution relating to the debt recognition agreement at December 31, 2019 is R$190.
[17]	Refers to financial income from ICMS tax anticipation, as per Minas Gerais State Decree 47,488.
[18]	This refers to the recalculation of the inflation adjustment of amounts relating to the Advance against Future Capital Increase (AFAC), which were returned to the State of Minas Gerais. These receivables have guarantee in the form of Cemig's right to retain dividends and Interest on Equity otherwise payable to the State (in proportion to the State's equity interest in the Company), for as long as any payments are overdue or in default. For further information, see Note 13.